Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity		Ordinary Shares Class A HKD ($) shares	Ordinary Shares Class A USD ($) shares	Ordinary Shares Class B HKD ($) shares	Ordinary Shares Class B USD ($) shares	Ordinary Shares HKD ($) shares	Subscription receivable HKD ($)	Additional paid-in capital HKD ($)	Additional paid-in capital USD ($)	Accumulated deficit HKD ($)	Accumulated deficit USD ($)	Accumulated other comprehensive income (loss) HKD ($)	Accumulated other comprehensive income (loss) USD ($)	Shares reserved for issuance HKD ($)	Shares reserved for issuance USD ($)	HKD ($)	USD ($)
Balance (in Dollars)						$ 77,630	$ (77,630)	$ 40,000		$ 6,381,130		$ 54,353				$ 6,475,483
Balance at Jun. 30, 2024						$ 77,630	(77,630)	40,000		6,381,130		54,353				6,475,483
Balance (in Shares) at Jun. 30, 2024 | shares	[1]					1,600,000
Issuance of ordinary shares upon IPO, net						$ 10,052	77,630	48,253,749								48,341,431
Issuance of ordinary shares upon IPO, net (in Shares) | shares	[1]					201,265
Net loss										(26,529,361)						(26,529,361)
Foreign currency translation												(130,574)				(130,574)
Balance at Dec. 31, 2024						$ 87,682		48,293,749		(20,148,231)		(76,221)				28,156,979
Balance (in Shares) at Dec. 31, 2024 | shares	[1]					1,801,265
Balance at Jun. 30, 2024						$ 77,630	(77,630)	40,000		6,381,130		54,353				6,475,483
Balance (in Shares) at Jun. 30, 2024 | shares	[1]					1,600,000
Balance at Jun. 30, 2025		$ 87,694		$ 17,550				48,293,749		(21,187,583)		(94,606)		$ (17,562)		27,099,242
Balance (in Shares) at Jun. 30, 2025 | shares	[1]	1,801,515	1,801,515	360,000	360,000
Balance (in Dollars)						$ 87,682		48,293,749		(20,148,231)		(76,221)				28,156,979
Balance (in Dollars)		$ 87,694		$ 17,550				48,293,749		(21,187,583)		(94,606)		(17,562)		27,099,242
Distribution of shares to employees for ESOP								49,702						1,060		50,762
Net loss										(1,147,010)						(1,147,010)	$ (147,368)
Foreign currency translation												(193,187)				(193,187)
Balance at Dec. 31, 2025		$ 87,694	$ 11,266	$ 17,550	$ 2,255			48,343,451	$ 6,211,176	(22,334,593)	$ (2,869,553)	(287,793)	$ (36,976)	(16,502)	$ (2,120)	25,809,807	3,316,048
Balance (in Shares) at Dec. 31, 2025 | shares	[1]	1,801,515	1,801,515	360,000	360,000
Balance (in Dollars)		$ 87,694	$ 11,266	$ 17,550	$ 2,255			$ 48,343,451	$ 6,211,176	$ (22,334,593)	$ (2,869,553)	$ (287,793)	$ (36,976)	$ (16,502)	$ (2,120)	$ 25,809,807	$ 3,316,048

[1]

Number of shares divided as 14,412,500 Class A Ordinary Shares with a par value of US$0.000625 per share and 3,600,000 Class B Ordinary Shares with a par value of US$0.000625 per share, were approved by the board of directors, and were further approved by the shareholders on March 19, 2025, before giving effect to the Reverse Stock Split (as defined below).

Giving retroactive effect to the 10-for-1 reverse share split effected on September 8, 2025.